Share Capital (Narrative) (Details)	1 Months Ended		11 Months Ended	12 Months Ended
	Oct. 28, 2016 USD ($) $ / shares shares	Oct. 18, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares yr $ / shares	Jan. 31, 2017 USD ($) shares	May 31, 2019 USD ($)	Mar. 23, 2018 $ / shares shares	Jan. 31, 2016 shares	Jun. 27, 2007 shares
Disclosure of classes of share capital [line items]
Common share issued			396,616	241,376
Common stock called by warrant			625,000
Price per share | $ / shares			$ 0.7797
Share-based compensation | $			$ 1,318,000	$ 1,808,000
Number of outstanding share options vested and exercisable			2,105,833
Number of options outstanding			21,659,002	20,962,002			18,975,002
Events after reporting period [Member]
Disclosure of classes of share capital [line items]
Common stock called by warrant						6,458,001
Price per share | $ / shares						$ 0.8231
Broker [Member]
Disclosure of classes of share capital [line items]
Common share issued		660,005
Proceeds from common share | $		$ 151,000
Warrant [Member]
Disclosure of classes of share capital [line items]
Common share issued	7,055,626	13,641,586
Common stock called by warrant			6,458,001
Price per share | $ / shares			$ 0.8231
Proceeds from common share | $	$ 1,270,000	$ 2,174,000
Number of options outstanding			21,322,212	27,780,213			6,919,287
Fair value of option | $			$ 823,100
Warrant [Member] | Events after reporting period [Member]
Disclosure of classes of share capital [line items]
Fair value of option | $					$ 823,100
Warrant [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr			3.80
Warrant [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr			3.83
Placement Units [Member]
Disclosure of classes of share capital [line items]
Common share issued		25,963,167
Price per share | $ / shares		$ 1.00
Proceeds from common share | $		$ 19,472,000
Transaction costs | $		1,568,000
Common Shares [Member]
Disclosure of classes of share capital [line items]
Common share issued	14,111,251
Proceeds from common share | $	$ 9,210,000	$ 15,881,000
Glencore Units [Member]
Disclosure of classes of share capital [line items]
Common share issued	14,111,251
Price per share | $ / shares	$ 1.00
Proceeds from common share | $	$ 10,583,000
Transaction costs | $	$ 103,000
Land Purchase Options [Member]
Disclosure of classes of share capital [line items]
Proceeds from common share | $			$ 256,000	$ 200,000
Omnibus Plan [Member]
Disclosure of classes of share capital [line items]
Common share issued								2,500,000
Share-based compensation | $			1,550,000	2,518,000
Capital amount to property | $			232,000	710,000
Capital reserve | $			1,111,000	2,518,000
Additional paid-in capital | $			439,000
Share Options [Member]
Disclosure of classes of share capital [line items]
Share-based compensation | $			$ 368,000	1,490,000
Share Options [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr			0.03
Share Options [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr			9.56
Restricted Stock Unit [Member]
Disclosure of classes of share capital [line items]
Share-based compensation | $				112,000
Vesting of restricted share units | $			$ 365,000	$ 694,000
Permits [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable			883,333
Number of options outstanding			134,891
Construction [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable			62,500
Production [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable			200,000
Number of options outstanding			134,890
June 2018 [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable			300,000
June 2019 [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable			300,000
June 2020 [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable			300,000
Other [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable			60,000
Number of options outstanding			513,059
RestrictedShareUnit (RSU) [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding			3,281,030	2,618,020			990,471
Fair value of option | $			$ 657,000
Construction Finance [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding			750,000
February 2018 [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding			1,050,837
January 2019 [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding			697,353
Milestone 4 Bonus Shares [Member]
Disclosure of classes of share capital [line items]
Fair value of option | $			$ 279,000	$ 304,000